Debt (Sound Concepts Inc.)	12 Months Ended
Dec. 31, 2018
Debt

4.	NOTES PAYABLE

On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC (“DelMorgan”), financial consultant. The note was unsecured, bore interest at a rate of 12% per annum, payable monthly, beginning on April 20, 2015, and had an original maturity date of March 20, 2017.

On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the note to March 20, 2018. All other terms of the note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, the outstanding balance of the note equaled $125,000.

On January 29, 2018, the Company settled the debt of $125,000 in exchange for 83,333 shares of its Common Stock. There was no gain or loss recognized as the fair value of the shares of Common Stock issued approximated the note payable settled.

Sound Concepts, Inc. [Member]
Debt

Note 6. Debt

Note Payable

In February 2014, the Company entered into a promissory note with Ford Motor Credit in the aggregate of $80,000 for the purchase of the Company’s vehicles. The notes had a 4-year term that matured in February 2018, bore interest at an average rate of 5% per annum and were secured by the vehicles purchased. As of December 31, 2017 and 2016, the notes’ obligation outstanding was $6,000 and $26,000 respectively. As of December 31, 2018, the note was fully paid.

On February 17, 2018, the Company entered into a promissory note with Ally Auto for $36,000 for the purchase of a Company vehicle. The note has a 75-month term with recurring monthly payments of principal and interest of $400 with a maturity on June 2024, bears interest at rate of 5.1% per annum and secured by the vehicle purchased by the Company. As of December 31, 2018, the note obligation outstanding was $32,000.

Credit Line Payable

On December 27, 2016, the Company entered into a financing agreement with a financial institution, Zions National First Bank (ZB, N.A.), to obtain a line of credit. The Financing Agreement provided the Company with a revolving credit facility in an aggregate principal amount not to exceed $500,000 at any time outstanding.

The line of credit was secured by the Company’s assets, bears average interest rate of 5% per annum, matures every anniversary but is automatically renewed for one year, until terminated by the parties. The line of credit matured on December 27, 2018 and was not renewed.

As of December 31, 2017, the line of credit outstanding was $280,000. There was no outstanding balance as of December 31, 2018 and 2016.